Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $16,148,000 (comprised of (i) $5,572,500 maximum aggregate offering price with respect to notes linked to the common stock of Merck & Co., Inc., (ii) $5,201,000 maximum aggregate offering price with respect to notes linked to the common stock of LPL Financial Holdings Inc. and (iii) $5,374,500 maximum aggregate offering price with respect to notes linked to common stock of Walmart Inc.).

Narrative - Max Aggregate Offering Price	$ 16,148,000